Financial Guarantees and Residual Value Guarantees - Activity on Financial Guarantees and Residual Guarantees (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance	$ 156.8	$ 210.8	$ 293.1
Additions		4.9	12.0
Interest Additions	1.5	2.0	1.7
Disposals	(17.2)	(40.8)	(102.2)
Reversals			(10.4)
Market value	16.5	(13.3)	27.5
Guarantee amortization	(5.5)	(6.8)	(10.9)
Ending balance	152.1	156.8	210.8
Financial guarantee [member]
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance	17.1	22.7	40.1
Additions		1.2	0.1
Disposals			(6.6)
Guarantee amortization	(5.5)	(6.8)	(10.9)
Ending balance	11.6	17.1	22.7
Financial guarantee of residual value [member]
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance	108.9	122.2	94.7
Market value	16.5	(13.3)	27.5
Ending balance	125.4	108.9	122.2
Accounts payable [member]
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance	30.8	65.9	57.4
Additions		3.7	11.9
Interest Additions	1.5	2.0	1.7
Disposals	(17.2)	(40.8)	(95.6)
Reclassifications			90.5
Ending balance	$ 15.1	$ 30.8	65.9
Additional provision [member]
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance			100.9
Reversals			(10.4)
Reclassifications			$ (90.5)